Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

November 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) PIMCO Emerging Markets Corporate Bond Fund Class D Prospectus, (b) PIMCO Emerging Markets Corporate Bond Fund Class A and Class C Prospectus and (c) Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 219, which was filed on November 10, 2011 and (ii) the text of Post-Effective Amendment No. 219 was filed electronically on November 10, 2011.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Ryan Leshaw
Brendan C. Fox